Investment in Associates and Joint Ventures (Details Narrative) $ / shares in Units, $ in Millions, $ in Billions	3 Months Ended		6 Months Ended			12 Months Ended
	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 CAD ($)	Oct. 31, 2022 CAD ($)	Apr. 30, 2023 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Investment in Schwab	$ 9,119		$ 9,119			$ 8,088
Charles Schwab Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	12.40%		12.40%	12.40%		12.10%
Fair value of outstanding shares	$ 16,000		$ 16,000			$ 24,000	$ 12	$ 18
Closing price of shares | $ / shares							$ 52.24	$ 79.67
Percentage of voting common shares	9.90%		9.90%	9.90%
Investment in Schwab	$ 9,100		$ 9,100			$ 8,100
Share of net income from investment in Schwab	$ 241	$ 202	$ 526		$ 433
Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits				$ 10
Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits				$ 5
Charles Schwab Corporation [member] | Top of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting common shares	9.90%		9.90%	9.90%
Charles Schwab Corporation [member] | Bottom of range [member] | 2019 Schwab IDA Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits				$ 50
Charles Schwab Corporation [member] | Bottom of range [member] | 2023 Schwab IDA Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits				$ 60